Loans and other financial assets at amortized cost - Changes in gross carrying amount of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		₩ 9,867,526	₩ 14,497,083	₩ 14,156,399
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		5,977,989	(4,759,053)	313,991
Business combination			129,825	35,910
Others	[1]	74,658	(329)	(9,217)
Ending balance		15,920,173	9,867,526	14,497,083
Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		9,867,526	14,497,083	14,156,399
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		5,977,989	(4,759,053)	313,991
Business combination			129,825	35,910
Others	[1]	74,658	(329)	(9,217)
Ending balance		15,920,173	9,867,526	14,497,083
Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		0	0	0
Business combination			0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		0	0	0
Business combination			0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc..